Leases (Details) - DKK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	kr 190,979	kr 204,800
Lease Liabilities
Current	31,237
Non-current	162,811
Total lease liabilities	194,048	kr 204,768
Additions to right of use assets	0
Depreciation charge of right-of-use assets	13,789
Interest expense	3,607
Expense relating to short-term leases	1,437
Total future minimum payments	210,000
Estimated capital expenditure for lease	111,000
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	185,867
Lease Liabilities
Depreciation charge of right-of-use assets	13,150
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	5,112
Lease Liabilities
Depreciation charge of right-of-use assets	kr 639